Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplier Concentration Risk | Inventories | Inventory Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.90%
Supplier Concentration Risk | Inventories | Inventory Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.60%	28.90%
Supplier Concentration Risk | Inventories | Inventory Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)		23.40%
Supplier Concentration Risk | Inventories | Inventory Supplier D
Concentration Risk [Line Items]
Concentration risk (as a percent)		17.50%
Supplier Concentration Risk | Inventories | Inventory Supplier E
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.60%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration risk (as a percent)	33.90%	16.90%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner B
Concentration Risk [Line Items]
Concentration risk (as a percent)	36.30%	16.50%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company A
Concentration Risk [Line Items]
Concentration risk (as a percent)	17.10%	23.40%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company B
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.30%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company C
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.20%